Our people - Geographical Distribution of Staff (Detail) - Employees	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Average number of staff	134,428	132,657	124,930
North America [member]
Disclosure of geographical areas [line items]
Average number of staff	27,399	27,246	26,224
United Kingdom [member]
Disclosure of geographical areas [line items]
Average number of staff	14,197	14,070	13,401
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Average number of staff	25,700	24,996	23,506
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Average number of staff	67,132	66,345	61,799